QUARTERLY REPORT
Syntax Stratified SmallCap ETF
March 31, 2024

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	5,014	$22,262
A10 Networks, Inc.	10,402	142,403
AAON, Inc.	217	19,118
AAR Corp.(a)	271	16,225
Abercrombie & Fitch Co., Class A(a)	179	22,434
ABM Industries, Inc.	501	22,355
Academy Sports & Outdoors, Inc.	601	40,592
Acadia Realty Trust, REIT	654	11,125
ACI Worldwide, Inc.(a)	675	22,417
AdaptHealth Corp.(a)	3,887	44,739
Addus HomeCare Corp.(a)	204	21,081
Adeia, Inc.	2,642	28,851
Adtalem Global Education, Inc.(a)	524	26,934
ADTRAN Holdings, Inc.	11,509	62,609
Advance Auto Parts, Inc.	321	27,314
Advanced Energy Industries, Inc.	256	26,107
AdvanSix, Inc.	874	24,996
AeroVironment, Inc.(a)	252	38,627
Agiliti, Inc.(a)	4,258	43,091
Agilysys, Inc.(a)	284	23,930
Air Lease Corp.	400	20,576
Alamo Group, Inc.	90	20,550
Alarm.com Holdings, Inc.(a)	1,874	135,809
Alaska Air Group, Inc.(a)	1,155	49,653
Albany International Corp., Class A	317	29,643
Alexander & Baldwin, Inc.	648	10,673
Alkermes PLC(a)	1,200	32,484
Allegiant Travel Co.	580	43,622
Alpha & Omega Semiconductor Ltd.(a)	2,938	64,754
Alpha Metallurgical Resources, Inc.	32	10,597
Ambac Financial Group, Inc.(a)	1,370	21,413
AMC Networks, Inc., Class A(a)	4,449	53,966
American Assets Trust, Inc., REIT	560	12,270
American Axle & Manufacturing Holdings, Inc.(a)	5,255	38,677
American Eagle Outfitters, Inc.	947	24,423
American Equity Investment Life Holding Co.(a)	842	47,337
American States Water Co.	728	52,591
American Woodmark Corp.(a)	155	15,757
Ameris Bancorp	58	2,806
AMERISAFE, Inc.	1,002	50,270
AMN Healthcare Services, Inc.(a)	192	12,002
Amphastar Pharmaceuticals, Inc.(a)	1,231	54,053
Andersons, Inc.	641	36,774
ANI Pharmaceuticals, Inc.(a)	836	57,793
Anywhere Real Estate, Inc.(a)	5,058	31,258
Apogee Enterprises, Inc.	188	11,130
Apollo Commercial Real Estate Finance, Inc., REIT	262	2,919
Apple Hospitality REIT, Inc.	1,390	22,768
Arbor Realty Trust, Inc.	223	2,955
Security Description	Shares	Value
ArcBest Corp.	118	$16,815
Arch Resources, Inc.	65	10,451
Archrock, Inc.	839	16,503
Arcosa, Inc.	206	17,687
Arcus Biosciences, Inc.(a)	1,955	36,910
Arlo Technologies, Inc.(a)	1,883	23,820
Armada Hoffler Properties, Inc., REIT	1,106	11,502
ARMOUR Residential REIT, Inc.	515	10,182
Armstrong World Industries, Inc.	85	10,559
Artisan Partners Asset Management, Inc., Class A	1,888	86,414
Artivion, Inc.(a)	1,173	24,821
Asbury Automotive Group, Inc.(a)	112	26,407
Assured Guaranty Ltd.	582	50,779
Astec Industries, Inc.	435	19,014
Astrana Health, Inc.(a)	1,573	66,050
ATI, Inc.(a)	245	12,537
Atlantic Union Bankshares Corp.	84	2,966
ATN International, Inc.	1,596	50,282
Avanos Medical, Inc.(a)	1,177	23,434
Avista Corp.	1,548	54,211
Axcelis Technologies, Inc.(a)	122	13,605
Axos Financial, Inc.(a)	343	18,536
AZZ, Inc.	173	13,375
B Riley Financial, Inc.	604	12,787
B&G Foods, Inc.	1,716	19,631
Badger Meter, Inc.	132	21,359
Balchem Corp.	57	8,832
Banc of California, Inc.	191	2,905
BancFirst Corp.	34	2,993
Bancorp, Inc.(a)	579	19,373
Bank of Hawaii Corp.	279	17,407
BankUnited, Inc.	106	2,968
Banner Corp.	60	2,880
Barnes Group, Inc.	281	10,439
Benchmark Electronics, Inc.	1,506	45,195
Berkshire Hills Bancorp, Inc.	126	2,888
BGC Group, Inc., Class A	3,545	27,545
BioLife Solutions, Inc.(a)	1,738	32,240
BJ's Restaurants, Inc.(a)	610	22,070
BlackLine, Inc.(a)	325	20,989
Blackstone Mortgage Trust, Inc., Class A	140	2,787
Bloomin' Brands, Inc.	761	21,825
Boise Cascade Co.	134	20,552
Boot Barn Holdings, Inc.(a)	293	27,879
Box, Inc., Class A(a)	730	20,674
Brady Corp., Class A	368	21,815
Brandywine Realty Trust, REIT	3,133	15,038
Bread Financial Holdings, Inc.	543	20,221
Brightsphere Investment Group, Inc.	3,675	83,937
Brinker International, Inc.(a)	459	22,803
Bristow Group, Inc.(a)	587	15,966

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Brookline Bancorp, Inc.	292	$2,908
Buckle, Inc.	1,381	55,613
Calavo Growers, Inc.	1,198	33,316
Caleres, Inc.	704	28,885
California Resources Corp.	546	30,085
California Water Service Group	1,137	52,848
Calix, Inc.(a)	1,970	65,325
Cal-Maine Foods, Inc.	606	35,663
Capitol Federal Financial, Inc.	2,987	17,803
CareTrust REIT, Inc.	3,024	73,695
Cargurus, Inc.(a)	2,291	52,876
Carpenter Technology Corp.	185	13,213
Cars.com, Inc.(a)	2,814	48,345
Catalyst Pharmaceuticals, Inc.(a)	2,885	45,987
Cathay General Bancorp	70	2,648
Cavco Industries, Inc.(a)	62	24,742
Centerspace, REIT	206	11,771
Central Garden & Pet Co.(a)	233	9,979
Central Garden & Pet Co., Class A(a)	271	10,005
Central Pacific Financial Corp.	907	17,913
Century Aluminum Co.(a)	1,081	16,637
Century Communities, Inc.	279	26,923
Cerence, Inc.(a)	1,539	24,239
Certara, Inc.(a)	3,631	64,922
CEVA, Inc.(a)	2,894	65,723
Chatham Lodging Trust, REIT	1,293	13,072
Cheesecake Factory, Inc.	611	22,088
Chefs' Warehouse, Inc.(a)	1,696	63,871
Chesapeake Utilities Corp.	502	53,865
Chuy's Holdings, Inc.(a)	661	22,296
Cinemark Holdings, Inc.(a)	3,076	55,276
City Holding Co.	170	17,717
Clearwater Paper Corp.(a)	1,050	45,916
Clearway Energy, Inc., Class A	1,255	26,995
Clearway Energy, Inc., Class C	1,170	26,968
Cogent Communications Holdings, Inc.	776	50,696
Cohu, Inc.(a)	978	32,597
Collegium Pharmaceutical, Inc.(a)	937	36,374
Community Bank System, Inc.	747	35,878
Community Healthcare Trust, Inc., REIT	2,605	69,163
Compass Minerals International, Inc.	592	9,318
Comstock Resources, Inc.	3,106	28,824
CONMED Corp.	276	22,102
CONSOL Energy, Inc.	134	11,224
Consolidated Communications Holdings, Inc.(a)	12,293	53,106
Corcept Therapeutics, Inc.(a)	1,487	37,458
Core Laboratories, Inc.	946	16,158
CoreCivic, Inc.(a)	1,183	18,467
Corsair Gaming, Inc.(a)	2,430	29,986
CorVel Corp.(a)	93	24,455
Cracker Barrel Old Country Store, Inc.	320	23,274
Security Description	Shares	Value
Cross Country Healthcare, Inc.(a)	620	$11,606
CSG Systems International, Inc.	664	34,223
CTS Corp.	789	36,917
Cushman & Wakefield PLC(a)	3,046	31,861
Customers Bancorp, Inc.(a)	641	34,011
CVB Financial Corp.	160	2,854
CVR Energy, Inc.	1,596	56,913
Cytek Biosciences, Inc.(a)	4,231	28,390
Dana, Inc.	2,888	36,678
Dave & Buster's Entertainment, Inc.(a)	278	17,403
Deluxe Corp.	2,727	56,149
Designer Brands, Inc., Class A	2,631	28,757
DiamondRock Hospitality Co., REIT	1,364	13,108
Digi International, Inc.(a)	2,364	75,483
Dime Community Bancshares, Inc.	154	2,966
Dine Brands Global, Inc.	450	20,916
Diodes, Inc.(a)	999	70,429
DNOW, Inc.(a)	1,021	15,519
Donnelley Financial Solutions, Inc.(a)	1,334	82,721
Dorian LPG Ltd.	1,403	53,959
Dorman Products, Inc.(a)	389	37,496
DoubleVerify Holdings, Inc.(a)	677	23,803
Douglas Emmett, Inc.	1,019	14,134
Dril-Quip, Inc.(a)	664	14,960
DXC Technology Co.(a)	3,371	71,499
DXP Enterprises, Inc.(a)	388	20,847
Dycom Industries, Inc.(a)	187	26,840
Dynavax Technologies Corp.(a)	2,678	33,234
Eagle Bancorp, Inc.	122	2,866
Easterly Government Properties, Inc., REIT	1,192	13,720
EchoStar Corp., Class A(a)	3,829	54,563
Edgewell Personal Care Co.	1,097	42,388
Ellington Financial, Inc., REIT	885	10,452
Elme Communities, REIT	867	12,069
Embecta Corp.	10,212	135,513
Employers Holdings, Inc.	1,178	53,469
Encore Capital Group, Inc.(a)	420	19,156
Encore Wire Corp.	237	62,279
Energizer Holdings, Inc.	1,471	43,306
Enerpac Tool Group Corp.	523	18,650
Enhabit, Inc.(a)	2,038	23,743
Enova International, Inc.(a)	332	20,860
Enpro, Inc.	63	10,633
Ensign Group, Inc.	169	21,027
Envestnet, Inc.(a)	400	23,164
Enviri Corp.(a)	1,483	13,569
ePlus, Inc.(a)	875	68,722
ESCO Technologies, Inc.	210	22,480
Essential Properties Realty Trust, Inc., REIT	471	12,557
Ethan Allen Interiors, Inc.	640	22,125
EVERTEC, Inc.	934	37,267
EW Scripps Co., Class A(a)	12,378	48,646

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
eXp World Holdings, Inc.	2,332	$24,090
Extreme Networks, Inc.(a)	5,934	68,478
EZCORP, Inc., Class A(a)	1,988	22,524
Fabrinet(a)	219	41,395
FB Financial Corp.	80	3,013
Federal Signal Corp.	223	18,926
First Bancorp	1,226	21,504
First Bancorp	79	2,853
First Commonwealth Financial Corp.	211	2,937
First Financial Bancorp	130	2,915
First Hawaiian, Inc.	135	2,965
Foot Locker, Inc.	2,177	62,044
FormFactor, Inc.(a)	707	32,260
Fortrea Holdings, Inc.(a)	820	32,915
Forward Air Corp.	652	20,284
Four Corners Property Trust, Inc., REIT	447	10,938
Franklin BSP Realty Trust, Inc.	778	10,394
Franklin Electric Co., Inc.	516	55,114
Fresh Del Monte Produce, Inc.	1,419	36,766
Frontdoor, Inc.(a)	669	21,796
Fulgent Genetics, Inc.(a)	1,314	28,514
Fulton Financial Corp.	186	2,956
Gentherm, Inc.(a)	629	36,218
Genworth Financial, Inc., Class A(a)	7,550	48,546
GEO Group, Inc.(a)	1,473	20,799
Getty Realty Corp., REIT	396	10,831
Gibraltar Industries, Inc.(a)	137	11,033
G-III Apparel Group Ltd.(a)	1,187	34,435
Glaukos Corp.(a)	269	25,364
Global Net Lease, Inc., REIT	1,896	14,732
GMS, Inc.(a)	193	18,787
Gogo, Inc.(a)	5,940	52,153
Golden Entertainment, Inc.	533	19,630
Goosehead Insurance, Inc., Class A(a)	378	25,182
Granite Construction, Inc.	494	28,222
Green Brick Partners, Inc.(a)	446	26,863
Green Dot Corp., Class A(a)	4,016	37,469
Green Plains, Inc.(a)	1,699	39,281
Greenbrier Cos., Inc.	352	18,339
Griffon Corp.	913	66,959
Group 1 Automotive, Inc.	90	26,301
Guess?, Inc.	823	25,900
Hain Celestial Group, Inc.(a)	2,045	16,074
Hanesbrands, Inc.(a)	6,289	36,476
Hanmi Financial Corp.	181	2,882
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	815	23,146
Harmonic, Inc.(a)	5,382	72,334
Harmony Biosciences Holdings, Inc.(a)	1,510	50,706
Haverty Furniture Cos., Inc.	3,143	107,239
Hawkins, Inc.	337	25,882
Haynes International, Inc.	208	12,505
Security Description	Shares	Value
Hayward Holdings, Inc.(a)	1,055	$16,152
HB Fuller Co.	113	9,011
HCI Group, Inc.	414	48,057
Healthcare Services Group, Inc.(a)	1,652	20,617
HealthStream, Inc.	2,654	70,756
Heartland Express, Inc.	1,296	15,474
Heidrick & Struggles International, Inc.	355	11,949
Helix Energy Solutions Group, Inc.(a)	1,579	17,116
Helmerich & Payne, Inc.	386	16,235
Heritage Financial Corp.	152	2,947
Hibbett, Inc.	546	41,938
Highwoods Properties, Inc.	565	14,792
Hillenbrand, Inc.	509	25,598
Hilltop Holdings, Inc.	90	2,819
HNI Corp.	488	22,023
Hope Bancorp, Inc.	255	2,935
Horace Mann Educators Corp.	1,337	49,456
Hub Group, Inc., Class A	467	20,184
Hudson Pacific Properties, Inc.	2,052	13,235
Ichor Holdings Ltd.(a)	312	12,049
ICU Medical, Inc.(a)	225	24,147
Inari Medical, Inc.(a)	605	29,028
Independent Bank Corp.	54	2,809
Independent Bank Group, Inc.	63	2,876
Ingevity Corp.(a)	190	9,063
Innospec, Inc.	70	9,026
Innovative Industrial Properties, Inc., REIT	120	12,425
Innoviva, Inc.(a)	2,367	36,073
Insight Enterprises, Inc.(a)	94	17,439
Installed Building Products, Inc.	65	16,817
Insteel Industries, Inc.	294	11,237
Integer Holdings Corp.(a)	204	23,803
Inter Parfums, Inc.	305	42,856
InterDigital, Inc.	284	30,235
Interface, Inc.	679	11,421
Ironwood Pharmaceuticals, Inc.(a)	3,901	33,978
Itron, Inc.(a)	224	20,724
J & J Snack Foods Corp.	131	18,937
Jack in the Box, Inc.	729	49,922
Jackson Financial, Inc., Class A	795	52,581
JBG SMITH Properties	805	12,920
JetBlue Airways Corp.(a)	5,870	43,555
John B Sanfilippo & Son, Inc.	187	19,807
John Bean Technologies Corp.	241	25,278
John Wiley & Sons, Inc., Class A	1,426	54,373
Kaiser Aluminum Corp.	398	35,565
Kaman Corp.	384	17,614
Kelly Services, Inc., Class A	471	11,794
Kennametal, Inc.	991	24,716
Kennedy-Wilson Holdings, Inc.	1,384	11,875
KKR Real Estate Finance Trust, Inc., REIT	286	2,877
Knowles Corp.(a)	3,195	51,439

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kohl's Corp.	1,291	$37,633
Kontoor Brands, Inc.	572	34,463
Koppers Holdings, Inc.	442	24,385
Korn Ferry	181	11,903
Kulicke & Soffa Industries, Inc.	266	13,382
Lakeland Financial Corp.	41	2,719
La-Z-Boy, Inc.	579	21,782
LCI Industries	455	55,992
LeMaitre Vascular, Inc.	350	23,226
Leslie's, Inc.(a)	13,542	88,023
LGI Homes, Inc.(a)	208	24,205
Liberty Energy, Inc.	700	14,504
Ligand Pharmaceuticals, Inc.(a)	761	55,629
Lincoln National Corp.	780	24,905
Lindsay Corp.	159	18,708
Liquidity Services, Inc.(a)	2,967	55,186
LiveRamp Holdings, Inc.(a)	621	21,425
LTC Properties, Inc., REIT	654	21,262
Lumen Technologies, Inc.(a)	28,978	45,206
LXP Industrial Trust, REIT	1,280	11,546
M/I Homes, Inc.(a)	186	25,350
Macerich Co.	665	11,458
Madison Square Garden Sports Corp.(a)	72	13,285
Magnolia Oil & Gas Corp., Class A	1,115	28,934
Marcus & Millichap, Inc.	870	29,728
Marcus Corp.	3,695	52,691
MarineMax, Inc.(a)	778	25,876
Marten Transport Ltd.	839	15,505
Masterbrand, Inc.(a)	837	15,685
Materion Corp.	93	12,253
Mativ Holdings, Inc.	1,676	31,425
Matson, Inc.	149	16,748
Matthews International Corp., Class A	593	18,430
MaxLinear, Inc.(a)	3,351	62,563
MDC Holdings, Inc.	375	23,591
Medical Properties Trust, Inc.	16,820	79,054
Medifast, Inc.	1,597	61,197
Mercer International, Inc.	3,013	29,979
Mercury General Corp.	970	50,052
Mercury Systems, Inc.(a)	635	18,733
Merit Medical Systems, Inc.(a)	314	23,785
Meritage Homes Corp.	149	26,144
Mesa Laboratories, Inc.	269	29,517
Metallus, Inc.(a)	611	13,595
Methode Electronics, Inc.	2,489	30,316
MGE Energy, Inc.	650	51,168
MGP Ingredients, Inc.	852	73,383
Middlesex Water Co.	1,006	52,815
MillerKnoll, Inc.	693	17,159
Minerals Technologies, Inc.	119	8,958
Mister Car Wash, Inc.(a)	3,058	23,699
ModivCare, Inc.(a)	455	10,670
Security Description	Shares	Value
Moelis & Co., Class A	266	$15,101
Monarch Casino & Resort, Inc.	254	19,047
Monro, Inc.	723	22,803
Moog, Inc., Class A	113	18,040
Movado Group, Inc.	1,273	35,555
Mr Cooper Group, Inc.(a)	490	38,195
Mueller Industries, Inc.	1,019	54,955
Myers Industries, Inc.	496	11,492
MYR Group, Inc.(a)	163	28,810
Myriad Genetics, Inc.(a)	665	14,178
N-able, Inc.(a)	1,638	21,409
Nabors Industries Ltd.(a)	184	15,848
National Bank Holdings Corp., Class A	1,022	36,864
National Beverage Corp.(a)	386	18,320
National HealthCare Corp.	228	21,548
National Presto Industries, Inc.	556	46,593
National Vision Holdings, Inc.(a)	1,478	32,752
Navient Corp.	1,283	22,324
NBT Bancorp, Inc.	80	2,934
NCR Atleos Corp.(a)	1,547	30,553
NCR Voyix Corp.(a)	2,470	31,196
NeoGenomics, Inc.(a)	964	15,154
NetScout Systems, Inc.(a)	3,230	70,543
New York Mortgage Trust, Inc.	1,393	10,030
Newell Brands, Inc.	2,685	21,561
NexPoint Residential Trust, Inc., REIT	378	12,168
NMI Holdings, Inc., Class A(a)	719	23,252
Northern Oil & Gas, Inc.	727	28,847
Northfield Bancorp, Inc.	280	2,722
Northwest Bancshares, Inc.	1,510	17,592
Northwest Natural Holding Co.	1,401	52,145
Nu Skin Enterprises, Inc., Class A	3,314	45,833
NV5 Global, Inc.(a)	265	25,973
Oceaneering International, Inc.(a)	735	17,199
ODP Corp.(a)	822	43,607
OFG Bancorp	939	34,565
O-I Glass, Inc.(a)	1,854	30,758
Olympic Steel, Inc.	194	13,751
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
Omnicell, Inc.(a)	820	23,969
OPENLANE, Inc.(a)	1,462	25,293
OraSure Technologies, Inc.(a)	4,170	25,645
Organon & Co.	1,904	35,795
OSI Systems, Inc.(a)	158	22,566
Otter Tail Corp.	623	53,827
Outfront Media, Inc.	678	11,384
Owens & Minor, Inc.(a)	1,643	45,528
Oxford Industries, Inc.	201	22,592
Pacific Premier Bancorp, Inc.	122	2,928
Pacira BioSciences, Inc.(a)	1,120	32,726
Palomar Holdings, Inc.(a)	629	52,729

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Papa John's International, Inc.	754	$50,216
Par Pacific Holdings, Inc.(a)	1,467	54,367
Park National Corp.	21	2,853
Pathward Financial, Inc.	689	34,781
Patrick Industries, Inc.	315	37,633
Patterson Cos., Inc.	1,555	42,996
Patterson-UTI Energy, Inc.	1,255	14,985
Payoneer Global, Inc.(a)	7,643	37,145
PC Connection, Inc.	269	17,735
PDF Solutions, Inc.(a)	390	13,131
Peabody Energy Corp.	455	11,038
Pebblebrook Hotel Trust	816	12,575
Pediatrix Medical Group, Inc.(a)	7,788	78,114
PennyMac Mortgage Investment Trust, REIT	702	10,305
Perdoceo Education Corp.	1,501	26,358
Perficient, Inc.(a)	1,107	62,313
Phibro Animal Health Corp., Class A	4,366	56,452
Phillips Edison & Co., Inc., REIT	303	10,869
Phinia, Inc.	689	26,478
Photronics, Inc.(a)	462	13,084
Piper Sandler Cos.	72	14,291
Pitney Bowes, Inc.	4,791	20,745
PJT Partners, Inc., Class A	140	13,196
Plexus Corp.(a)	1,106	104,871
Powell Industries, Inc.	173	24,618
PRA Group, Inc.(a)	817	21,307
Preferred Bank	37	2,840
Premier, Inc., Class A	1,980	43,758
Prestige Consumer Healthcare, Inc.(a)	762	55,291
PriceSmart, Inc.	763	64,092
Privia Health Group, Inc.(a)	658	12,890
ProAssurance Corp.(a)	4,204	54,063
PROG Holdings, Inc.	658	22,662
Progress Software Corp.	400	21,324
ProPetro Holding Corp.(a)	2,054	16,596
Proto Labs, Inc.(a)	1,402	50,121
Provident Financial Services, Inc.	188	2,739
Quaker Chemical Corp.	45	9,236
Quanex Building Products Corp.	443	17,024
QuinStreet, Inc.(a)	1,164	20,556
Radian Group, Inc.	715	23,931
RadNet, Inc.(a)	326	15,863
Ready Capital Corp., REIT	328	2,995
Redwood Trust, Inc., REIT	1,622	10,332
REGENXBIO, Inc.(a)	1,543	32,511
Renasant Corp.	91	2,850
Resideo Technologies, Inc.(a)	674	15,111
Resources Connection, Inc.	1,002	13,186
Retail Opportunity Investments Corp., REIT	831	10,653
REX American Resources Corp.(a)	803	47,144
Rogers Corp.(a)	76	9,020
RPC, Inc.	1,995	15,441
Security Description	Shares	Value
Rush Enterprises, Inc., Class A	365	$19,535
RXO, Inc.(a)	755	16,512
S&T Bancorp, Inc.	90	2,887
Sabre Corp.(a)	24,877	60,202
Safehold, Inc.	551	11,351
Safety Insurance Group, Inc.	593	48,739
Sally Beauty Holdings, Inc.(a)	3,285	40,800
Sanmina Corp.(a)	1,628	101,229
Saul Centers, Inc., REIT	280	10,777
ScanSource, Inc.(a)	400	17,616
Scholastic Corp.	1,352	50,984
Schrodinger, Inc.(a)	2,587	69,849
Seacoast Banking Corp. of Florida	115	2,920
Sealed Air Corp.	825	30,690
Select Medical Holdings Corp.	2,484	74,893
Semtech Corp.(a)	3,011	82,772
Sensient Technologies Corp.	343	23,732
Service Properties Trust, REIT	2,000	13,560
ServisFirst Bancshares, Inc.	45	2,986
Shake Shack, Inc., Class A(a)	508	52,847
Shenandoah Telecommunications Co.	2,881	50,043
Shoe Carnival, Inc.	833	30,521
Shutterstock, Inc.	1,045	47,871
Signet Jewelers Ltd.	364	36,425
Simmons First National Corp., Class A	146	2,841
Simply Good Foods Co.(a)	571	19,431
Simulations Plus, Inc.	1,600	65,840
SiriusPoint Ltd.(a)	4,321	54,920
SITE Centers Corp., REIT	762	11,163
SiTime Corp.(a)	727	67,778
Six Flags Entertainment Corp.(a)	669	17,608
SJW Group	921	52,119
SkyWest, Inc.(a)	626	43,244
SL Green Realty Corp.	271	14,940
SM Energy Co.	586	29,212
SMART Global Holdings, Inc.(a)	2,980	78,434
SolarEdge Technologies, Inc.(a)	350	24,843
Sonic Automotive, Inc., Class A	450	25,623
Sonos, Inc.(a)	1,579	30,096
Southside Bancshares, Inc.	100	2,923
SpartanNash Co.	3,078	62,206
Sprinklr, Inc., Class A(a)	1,595	19,571
SPS Commerce, Inc.(a)	119	22,003
SPX Technologies, Inc.(a)	456	56,147
St. Joe Co.	217	12,579
STAAR Surgical Co.(a)	420	16,078
Standard Motor Products, Inc.	1,156	38,784
Standex International Corp.	365	66,510
Stellar Bancorp, Inc.	116	2,826
Stepan Co.	99	8,914
Steven Madden Ltd.	837	35,388
Stewart Information Services Corp.	576	37,475

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
StoneX Group, Inc.(a)	438	$30,774
Strategic Education, Inc.	255	26,551
Stride, Inc.(a)	430	27,111
Sturm Ruger & Co., Inc.	1,163	53,672
Summit Hotel Properties, Inc., REIT	2,009	13,079
Sun Country Airlines Holdings, Inc.(a)	2,929	44,199
SunCoke Energy, Inc.	1,146	12,915
SunPower Corp.(a)	17,407	52,221
Sunrun, Inc.(a)	1,145	15,091
Sunstone Hotel Investors, Inc.	1,161	12,934
Supernus Pharmaceuticals, Inc.(a)	1,508	51,438
Sylvamo Corp.	481	29,697
Talos Energy, Inc.(a)	2,073	28,877
Tandem Diabetes Care, Inc.(a)	4,580	162,178
Tanger, Inc.	370	10,926
TechTarget, Inc.(a)	563	18,624
Telephone & Data Systems, Inc.	3,311	53,042
Tennant Co.	231	28,092
Thryv Holdings, Inc.(a)	2,420	53,797
Titan International, Inc.(a)	829	10,329
Tompkins Financial Corp.	57	2,867
Tootsie Roll Industries, Inc.	604	19,336
Topgolf Callaway Brands Corp.(a)	3,728	60,282
TreeHouse Foods, Inc.(a)	522	20,332
Tri Pointe Homes, Inc.(a)	678	26,211
Trinity Industries, Inc.	691	19,244
TripAdvisor, Inc.(a)	1,985	55,163
Triumph Financial, Inc.(a)	471	37,360
Triumph Group, Inc.(a)	1,198	18,018
Trupanion, Inc.(a)	1,588	43,845
TrustCo Bank Corp.	629	17,713
Trustmark Corp.	108	3,036
TTEC Holdings, Inc.	1,004	10,411
TTM Technologies, Inc.(a)	3,511	54,947
Two Harbors Investment Corp.	785	10,393
U.S. Physical Therapy, Inc.	143	16,140
U.S. Silica Holdings, Inc.(a)	1,280	15,885
UFP Technologies, Inc.(a)	119	30,012
Ultra Clean Holdings, Inc.(a)	287	13,185
UniFirst Corp.	127	22,026
United Community Banks, Inc.	109	2,869
United Fire Group, Inc.	2,332	50,768
United Natural Foods, Inc.(a)	5,381	61,828
Uniti Group, Inc., REIT	1,789	10,555
Unitil Corp.	1,010	52,873
Universal Corp.	1,389	71,839
Universal Health Realty Income Trust, REIT	364	13,362
Upbound Group, Inc.	1,257	44,259
Urban Edge Properties	631	10,897
Urban Outfitters, Inc.(a)	1,273	55,274
USANA Health Sciences, Inc.(a)	396	19,206
Security Description	Shares	Value
Varex Imaging Corp.(a)	1,713	$31,005
Vector Group Ltd.	6,318	69,245
Veeco Instruments, Inc.(a)	375	13,189
Vericel Corp.(a)	3,109	161,730
Veris Residential, Inc., REIT	930	14,145
Veritex Holdings, Inc.	142	2,910
Verra Mobility Corp.(a)	1,555	38,828
Vestis Corp.	1,130	21,775
Viad Corp.(a)	479	18,916
Viasat, Inc.(a)	2,242	40,558
Viavi Solutions, Inc.(a)	2,930	26,634
Vicor Corp.(a)	715	27,342
Victoria's Secret & Co.(a)	1,162	22,520
Vir Biotechnology, Inc.(a)	3,097	31,373
Virtus Investment Partners, Inc.	338	83,817
Vista Outdoor, Inc.(a)	1,653	54,185
Vital Energy, Inc.(a)	523	27,478
Wabash National Corp.	648	19,401
WaFd, Inc.	628	18,231
Walker & Dunlop, Inc.	378	38,201
Warrior Met Coal, Inc.	206	12,504
WD-40 Co.	92	23,305
Westamerica BanCorp	58	2,835
Whitestone REIT	890	11,170
Winnebago Industries, Inc.	819	60,606
WisdomTree, Inc.	10,023	92,111
WK Kellogg Co.	1,325	24,910
Wolverine World Wide, Inc.	3,517	39,426
World Acceptance Corp.(a)	163	23,632
World Kinect Corp.	2,144	56,709
Worthington Enterprises, Inc.	165	10,268
Worthington Steel, Inc.	390	13,982
WSFS Financial Corp.	68	3,070
Xencor, Inc.(a)	1,448	32,044
Xenia Hotels & Resorts, Inc., REIT	851	12,774
Xerox Holdings Corp.	1,804	32,292
XPEL, Inc.(a)	692	37,382
Xperi, Inc.(a)	6,432	77,570
Yelp, Inc.(a)	1,377	54,254
TOTAL INVESTMENTS—99.8% (Cost $15,413,424)		18,087,082
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		40,738
NET ASSETS—100.0%		$18,127,820

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$18,087,082	$—	$—*	$18,087,082
Total	$18,087,082	$—	$—	$18,087,082

*	As of March 31, 2024, level 3 common stocks held in Syntax Stratified SmallCapETF represented 0.0% of the Fund’s net assets.

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.7%
Commercial IT Hardware	3.1
Software for Specific Uses	2.7
Medical Devices	2.6
Auto Products	2.6
Consumer Insurance	2.6
Real Estate Operators and Developers	2.5
Non-Real Estate Banking	2.5
Upstream Energy	2.5
Real Estate Banking	2.4
Investment Services	2.4
Transportation and Consumer Auto Services	2.4
Marketed Pharmaceuticals	2.4
Content Providers	2.3
Management and IT Services	2.3
Real Estate Rental	2.3
Telecommunication Networks	2.3
Consumer Equipment Retail	2.2
Apparel and Accessory Retailers	2.2
Mechanical and Structural Components	2.1
Commercial Insurance	2.1
Consumer Equipment Manufacture	2.0
Transaction Services	2.0
Software for Specific Industries	1.9
Electric and Electronic Components	1.8
Specialty Industrial Services	1.8
Production Equipment	1.8
Gas and Water Utilities	1.7
Food Distributors	1.7
Distribution Services	1.7
Restaurants	1.7
Hospital Equipment	1.7
Analog and Mixed Signal Integrated Circuits	1.6
Other Pharmaceuticals	1.5
Contract Electronics Services	1.4
Primary Foods	1.3
Semiconductor Services and Equipment	1.2
Chemicals	1.2
Branded Apparel	1.2
Healthcare Products Distribution	1.2
Other Raw Materials	1.2
Internet Search and Social Networks	1.2
Alcohol and Tobacco	1.2
Online Distribution Networks	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Digital Integrated Circuits	1.1%
Processed Foods	1.1
Metals	1.1
Competitive Electric Utilities	1.0
Downstream Energy	0.9
Transport Aerospace and Defense Equipment	0.9
Regulated Electric Utilities	0.9
Consumer Electronics	0.8
Industrial Conglomerates	0.7
Clinical Stage Pharmaceuticals	0.7
Personal Care Products	0.7
Medical Research Services and Equipment	0.7
Accessories and Footwear	0.6
Securities Brokers and Dealers	0.3
Midstream Energy	0.3
Consumer Paper Products	0.3
Household Care Products	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.